Melissa K. Caen Assistant Secretary	30 Ivan Allen Jr. Blvd Atlanta, GA 30308 404.506.5000

October 5, 2012

Securities and Exchange Commission
Washington, D.C.  20549

RE:       Mississippi Power Company
Amendment No. 1 to the Registration Statement on Form S-3 – 333-183528

Ladies and Gentlemen:

We transmit herewith for filing with the Commission on behalf of Mississippi Power Company (the “Company”), pursuant to the provisions of the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 1 to the Registration Statement on Form S-3 relating to the issue of securities as described therein.

Please address any questions or comments regarding this Registration Statement, as amended, to the undersigned at Southern Company Services, Inc., Atlanta, Georgia (404-506-0684).

Yours very truly,

/s/Melissa K. Caen

Melissa K. Caen
Assistant Secretary